Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2030 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.53%)
Since Inception	3.72%
Fidelity Freedom Blend 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.69%)
Since Inception	2.15%
Fidelity Freedom Blend 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.82%)
Since Inception	2.62%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Since Inception	3.79%	[1]

[1]	AFrom August 31, 2018.